Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019
Income Statement [Abstract]
Revenue	$ 250		$ 3,240	$ 253	$ 253	$ 20,884
Operating expenses:
Research and development expenses	1,703	3,458	8,616	12,239	15,612	26,677
General and administrative expenses	2,678	2,384	9,038	8,063	11,090	12,179
Total operating expenses	4,381	5,842	17,654	20,302	26,702	38,856
Loss from operations	(4,131)	(5,842)	(14,414)	(20,049)	(26,449)	(17,972)
Other income (expense):
Interest income	1	7	3	108	110	435
Net changes in fair value of derivative liabilities	846	7	1,814	(16)		2,589
Other expense		(1)	229	(2)	(3)	(7)
Loss on shares issued in settlement of warrants					77	1,607
Net loss before income tax benefit	(3,284)	(5,829)	(12,368)	(19,959)	(26,419)	(16,562)
Income tax expense	50		50	50	50	50
Net loss	$ (3,334)	$ (5,829)	$ (12,418)	$ (20,009)	$ (26,469)	$ (16,612)
Net loss per common share, basic and diluted	$ (0.02)	$ (0.09)	$ (0.10)	$ (0.35)	$ (0.43)	$ (1.09)
Weighted average number of common shares outstanding, basic and diluted	145,638,459	61,634,031	123,514,178	57,963,228	61,003,839	15,207,637
Loss on shares issued in settlement of warrants					$ (77)	$ (1,607)